STOCKHOLDERS' EQUITY - Conversions of Stock (Q1) (Details)	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Jun. 14, 2022 shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	26,940,841	26,659,711	25,290,270	17,884,588	17,862,108
Common stock, shares, outstanding (in shares)	26,940,841	26,659,711	25,290,270	17,884,588	17,862,108
Recapitalization exchange ratio			0.59289
SpringBig
Class of Stock [Line Items]
Common stock, shares, issued (in shares)			8,362,933
Common stock, shares, outstanding (in shares)			8,362,933
Common and referred stock, issued (in shares)			18,196,526
Common and referred stock, outstanding (in shares)			18,196,526
Series B Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio			0.59289
Series B Preferred | SpringBig
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			2,718,522
Preferred stock, shares outstanding (in shares)			2,718,522
Series A Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio			0.59289
Series A Preferred | SpringBig
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			3,017,184
Preferred stock, shares outstanding (in shares)			3,017,184
Series Seed Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio			0.59289
Series Seed Preferred | SpringBig
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			4,097,887
Preferred stock, shares outstanding (in shares)			4,097,887
Legacy SpringBig
Class of Stock [Line Items]
Common stock, shares, issued (in shares)			14,105,371
Common stock, shares, outstanding (in shares)			14,105,371
Common and referred stock, issued (in shares)			30,691,232
Common and referred stock, outstanding (in shares)			30,691,232
Legacy SpringBig | Series B Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			4,585,202
Preferred stock, shares outstanding (in shares)			4,585,202
Legacy SpringBig | Series A Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			5,088,944
Preferred stock, shares outstanding (in shares)			5,088,944
Legacy SpringBig | Series Seed Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)			6,911,715
Preferred stock, shares outstanding (in shares)			6,911,715